DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Schedule of detailed information about hedging instruments
The aggregate fair values of the partnership’s derivative financial instrument positions as at June 30, 2025 and December 31, 2024 were as follows:

	June 30, 2025		December 31, 2024
(US$ MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Foreign exchange contracts	$167	$(183)	$223	$(226)
Cross currency swaps	92	(85)	109	(55)
Interest rate derivatives	75	(57)	162	(39)
Commodities contracts	21	(7)	28	(12)
Currency option contracts	14	—	—	—
Total	$369	$(332)	$522	$(332)
Total current	$190	$(209)	$185	$(269)
Total non-current	$179	$(123)	$337	$(63)